Supplement dated October 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - International Opportunity Fund	5/01/2013
Effective October 1, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the "Summary of VP - International Opportunity Fund" section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Portfolio Manager	June 2013
Neil Robson	Fund Manager	Deputy Portfolio Manager	October 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Portfolio Management” for Columbia VP – International Opportunity Fund in the “More Information About the Funds” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Portfolio Manager	June 2013
Neil Robson	Fund Manager	Deputy Portfolio Manager	October 2013
Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exter University.
Mr. Robson joined Threadneedle in 2011 as a global equity fund manager. Prior to joining Threadneedle, Mr. Robson was a fund manager at Martin Currie Investment Management. Prior to joining Martin Currie in 2010, Mr. Robson was Head of Global Equities and then Head of Equities at Pioneer Asset Management, having joined in 2003. Mr. Robson began his investment career in 1986 and earned a BSc (Hons) from the University of Bristol.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-214 A (10/13)

Supplement dated October 3, 2013
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - International Opportunity Fund	5/01/2013
Effective on or about October 1, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Portfolio Manager	June 2013
Neil Robson	Fund Manager	Deputy Portfolio Manager	October 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Portfolio Manager	June 2013
Neil Robson	Fund Manager	Deputy Portfolio Manager	October 2013
Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exter University.
Mr. Robson joined Threadneedle in 2011 as a global equity fund manager. Prior to joining Threadneedle, Mr. Robson was a fund manager at Martin Currie Investment Management. Prior to joining Martin Currie in 2010, Mr. Robson was Head of Global Equities and then Head of Equities at Pioneer Asset Management, having joined in 2003. Mr. Robson began his investment career in 1986 and earned a BSc (Hons) from the University of Bristol.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6493-2 A (10/13)